Convertible Preferred Stock and Stockholders' Deficit - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Number of Common Shares Authorized to Issue		12,000,000	12,000,000	12,000,000	12,000,000
par value of common stock		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		5,544,050	5,544,050	5,752,800	5,745,000
Common Stock, Shares, Outstanding		5,544,050	5,544,050	5,752,800	5,745,000
Proceeds from Issuance of Convertible Preferred Stock				$ 0	$ 4,986,059
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited					300,000
Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Issue Price Per Share		$ 9.7557	$ 9.7557
Temporary Equity, Shares Issued		3,876,721	3,876,721	3,876,721	3,876,721
Temporary Equity, Shares Outstanding		3,876,721	3,876,721	3,876,721	3,876,721
Temporary Equity, Shares Authorized		4,100,167	4,100,167	4,100,167	4,100,167
Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Issued		64,065	64,065
Preferred Stock Issue Price Per Share		$ 7.80456	$ 7.80456
Temporary Equity, Shares Issued		64,065	64,065	64,065	64,065
Temporary Equity, Shares Outstanding		64,065	64,065	64,065	64,065
Temporary Equity, Shares Authorized		64,065	64,065	64,065	64,065
Common Stock [Member]
Class of Stock [Line Items]
Number of Common Shares Authorized to Issue		12,000,000	12,000,000	12,000,000
par value of common stock		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		5,544,050	5,544,050	5,752,800	5,745,000
Common Stock, Shares, Outstanding		5,544,050	5,544,050	5,752,800	5,745,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period		10,000	10,000	7,800	10,000
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		218,750	218,750		300,000
Preferred Stock [Member] | Series Seed 1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction	512,520
Preferred Stock Issue Price Per Share	$ 9.7557
Temporary Equity, Shares Issued				3,876,721	3,876,721
Temporary Equity, Shares Outstanding				3,876,721	3,876,721
Payments of Stock Issuance Costs					$ 13,936
Preferred Stock [Member] | Series Seed 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Issue Price Per Share				$ 7.80456
Temporary Equity, Shares Issued				64,065	64,065
Temporary Equity, Shares Outstanding				64,065	64,065
Preferred Stock [Member] | Series Seed 1 And 2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Convertible Preferred Stock				$ 50,000,000